FINANCIAL INSTRUMENTS - Reconciliation of Level 3 Assets (Liabilities) (Details) - Level 3 of fair value hierarchy - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Financial Instruments:
Balance, beginning of period	$ (85,885)	$ 17,310
Total gains (losses)	584	(3,822)
Purchases	(4,059)	(43,663)
Sales	(1,670)	14,549
Settlements	54,312	(70,259)
Balance, end of period	$ (36,718)	$ (85,885)